Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 107,086	$ 107,701	$ 114,749
Estimated amortization expense, year ending June 30, 2013	95,785
Estimated amortization expense, year ending June 30, 2014	92,422
Estimated amortization expense, year ending June 30, 2015	88,190
Estimated amortization expense, year ending June 30, 2016	84,109
Estimated amortization expense, year ending June 30, 2017	$ 81,259